Debt - Additional Information (Details) - USD ($)			1 Months Ended								3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 28, 2023	Apr. 05, 2023	May 31, 2024	Mar. 31, 2023	Nov. 30, 2022	Sep. 30, 2022	May 31, 2022	Apr. 30, 2022	Aug. 31, 2021	May 31, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Proceeds from related party loan				$ 250,000
Loan, maturity date				Dec. 31, 2023					Jul. 31, 2022	May 31, 2022
Interest rate				5.00%					1.00%	1.00%
Repayment of debt													$ 150,000			$ 150,000
Related party loan, Principal amount	$ 448,940
Portion of Accrued interest	26,830			$ 1,199
Conversion of loan, shares						50,273
Debt Instrument, Convertible, Conversion Price						$ 10
Warrants issued (in shares)						46,754
Loss on extinguishment of debt		$ 13,000									$ 0	$ (1,014,368)	0	$ (1,014,368)	$ (15,490)	(467,073)
Director Nominee [Member]
Short-Term Debt [Line Items]
Loans Payable to Bank						$ 500,000
Interest rate						5.00%
Venn License Agreement [Member]
Short-Term Debt [Line Items]
Interest expense															1,069	2,737
Venn License Agreement [Member] | Founder and Director[ Member]
Short-Term Debt [Line Items]
Repayments of upfront payments								$ 400,000
Unpaid principal balance rate								1.00%
Ignyte Sponsor LLC [Member]
Short-Term Debt [Line Items]
Promissory note assumed					$ 211,643
Loans Payable [Member]
Short-Term Debt [Line Items]
Proceeds from related party loan			$ 750,000						$ 750,000	$ 750,000
Long-term debt															901,060	1,375,000
Employee And Director Loans [Member]
Short-Term Debt [Line Items]
Portion of Accrued interest							$ 516
Loans Payable to Bank							$ 23,000
Interest rate							4.00%
Interest expense															0	516
Employee And Director Loans [Member] | PIPE Warrants [Member]
Short-Term Debt [Line Items]
Loss on extinguishment of debt																467,073
Founder Loans [Member]
Short-Term Debt [Line Items]
Long-term debt											901,060		901,060		901,060
Interest expense											0	3,585	0	7,172	11,757	$ 22,388
April 2023 Convertible Notes Under Related Party [Member]
Short-Term Debt [Line Items]
Related party loan, Principal amount													448,940
Portion of Accrued interest													110,565
Interest expense											$ 28,269	$ 32,147	56,539	$ 32,147	115,335
Loss on extinguishment of debt															(1,014,368)
April 2023 Convertible Notes Under Related Party [Member] | Venn License Agreement [Member]
Short-Term Debt [Line Items]
Related party loan, Principal amount													400,000		400,000
Portion of Accrued interest	$ 3,806												$ 3,806		3,806
Promissory Notes [Member]
Short-Term Debt [Line Items]
Capital contribution from related party															$ 211,643